UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 351 California Street, Suite 900

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     April 16, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $151,436 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100      307     5284 SH       SOLE                5      284
BANK OF AMERICA CORPORATION    COM              060505104     1681    20757 0SH      SOLE               20      757
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      280        3 SH       SOLE                        3
BP PLC                         SPONSORED ADR    055622104      440     8586 SH       SOLE                8      586
BRISTOL MYERS SQUIBB CO        COM              110122108      344    14184 0SH      SOLE               14      184
CISCO SYS INC                  COM              17275R102      831    35267 0SH      SOLE               35      267
CITIGROUP INC                  COM              172967101     1714    33145 0SH      SOLE               33      145
COCA COLA CO                   COM              191216100      308     6120 SH       SOLE                6      120
DIAMONDS TR                    UNIT SER 1       252787106    11087   106686 06SH     SOLE              106      686
DOW CHEM CO                    COM              260543103      201     5000 SH       SOLE                5        0
ELAN PLC                       ADR              284131208      928    45027 0SH      SOLE               45       27
EMERSON ELEC CO                COM              291011104      246     4100 SH       SOLE                4      100
EXXON MOBIL CORP               COM              30231G102     2165    52045 0SH      SOLE               52       45
FAIR ISAAC CORP                COM              303250104      455    12615 0SH      SOLE               12      615
GENERAL ELEC CO                COM              369604103     3257   106726 36SH     SOLE              106      726
HEWLETT PACKARD CO             COM              428236103      422    18483 5SH      SOLE               18      483
HSBC HLDGS PLC                 SPON ADR NEW     404280406      599     8013 SH       SOLE                8       13
INCYTE CORP                    COM              45337C102      172    20703 0SH      SOLE               20      703
INTEL CORP                     COM              458140100      479    17603 0SH      SOLE               17      603
INTERNATIONAL BUSINESS MACHS   COM              459200101      711     7744 SH       SOLE                7      744
ISHARES TR                     GLDM SACHS TEC   464287549      289     6368 SH       SOLE                6      368
ISHARES TR                     DJ US TECH SEC   464287721     1049    22108 0SH      SOLE               22      108
ISHARES TR                     DJ US UTILS      464287697      588     9813 SH       SOLE                9      813
ISHARES TR                     RUSSELL 1000     464287622     6436   106376 22SH     SOLE              106      376
ISHARES TR                     RUSSELL1000VAL   464287598     2504    41794 8SH      SOLE               41      794
ISHARES TR                     RUSSELL 2000     464287655      221     1879 SH       SOLE                1      879
ISHARES TR                     RUSL 2000 VALU   464287630      565     3303 SH       SOLE                3      303
ISHARES TR                     S&P SMLCAP 600   464287804      733     5149 SH       SOLE                5      149
ISHARES TR                     MSCI EAFE IDX    464287465    14200   100283 60SH     SOLE              100      283
ISHARES TR                     S&P 500 INDEX    464287200    34467   304401 50SH     SOLE              304      401
JOHNSON & JOHNSON              COM              478160104     1990    39233 0SH      SOLE               39      233
KIMBERLY CLARK CORP            COM              494368103      339     5370 SH       SOLE                5      370
MATTEL INC                     COM              577081102      337    18300 0SH      SOLE               18      300
MAXYGEN INC                    COM              577776107      120    12637 0SH      SOLE               12      637
MBNA CORP                      COM              55262L100      216     7809 SH       SOLE                7      809
MERCK & CO INC                 COM              589331107      727    16456 0SH      SOLE               16      456
MICROSOFT CORP                 COM              594918104      932    37376 4SH      SOLE               37      376
MORGAN STANLEY                 COM NEW          617446448      244     4262 SH       SOLE                4      262
NASDAQ 100 TR                  UNIT SER 1       631100104    15617   435729 68SH     SOLE              435      729
ORACLE CORP                    COM              68389X105      176    14656 0SH      SOLE               14      656
PATINA OIL & GAS CORP          COM              703224105      246     9374 SH       SOLE                9      374
PFIZER INC                     COM              717081103     1148    32756 0SH      SOLE               32      756
PROCTER & GAMBLE CO            COM              742718109      855     8152 SH       SOLE                8      152
PYR ENERGY CORP                COM              693677106       14    12000 0SH      SOLE               12        0
QUALCOMM INC                   COM              747525103      242     3650 SH       SOLE                3      650
SBC COMMUNICATIONS INC         COM              78387G103      216     8820 SH       SOLE                8      820
SCHWAB CHARLES CORP NEW        COM              808513105      230    19842 8SH      SOLE               19      842
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2504   124211 68SH     SOLE              124      211
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      532    21857 0SH      SOLE               21      857
SPDR TR                        UNIT SER 1       78462F103    34989   309363 25SH     SOLE              309      363
STREETTRACKS SER TR            DJ LRG CAP VAL   86330E208      298     2382 SH       SOLE                2      382
SUN MICROSYSTEMS INC           COM              866810104      172    41299 0SH      SOLE               41      299
SYSCO CORP                     COM              871829107      311     7960 SH       SOLE                7      960
VERIZON COMMUNICATIONS         COM              92343V104      234     6397 SH       SOLE                6      397
WALGREEN CO                    COM              931422109      274     8320 SH       SOLE                8      320
WELLS FARGO & CO NEW           COM              949746101      235     4150 SH       SOLE                4      150
WESTAMERICA BANCORPORATION     COM              957090103      238     4709 SH       SOLE                4      709
ZIMMER HLDGS INC               COM              98956P102      321     4353 SH       SOLE                4      353